Equity (Tables) - Sarcos Corp and Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Convertible Preferred Stock

The following table is a summary of the Convertible Preferred Stock as of December 31, 2020(1):

Series	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Value	Proceeds, Net of Issuance Costs	Issue Price per Share
Series A	5,421,446	5,421,446	$15,723	$15,531	$2.9002
Series B	3,158,338	3,158,338	30,050	29,993	9.5145
Series C	3,532,228	3,532,228	40,000	39,867	11.3243
Total	12,112,012	12,112,012	$85,773	$85,391

(1)

Based on the Company’s Amended and Restated Articles of Incorporation dated as of January 5, 2020, liquidation preferences are calculated as the greater of the stated liquidation preference or common stock conversion price.  As net assets available as of the balance sheet date would be unlikely to result in the payout of the full liquidation preference of $3.8573 to Series A Preferred stockholders, the Company considers the conversion price of $2.9002 to be appropriate in calculating the aggregate liquidation value.

Summary of Convertible Preferred Stock

The following table is a summary of the Convertible Preferred Stock as of June 30, 2021(1):

Series	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Value	Proceeds, Net of Issuance Costs	Issue Price per Share
Series A	5,421,446	5,421,446	$15,723	$15,531	$2.9002
Series B	3,158,338	3,158,338	30,050	29,993	$9.5145
Series C	3,532,228	3,532,228	40,000	39,867	$11.3243
Total	12,112,012	12,112,012	$85,773	$85,391
(1)

Based on the Company’s Amended and Restated Articles of Incorporation, dated as of January 5, 2020, liquidation preferences are calculated as the greater of the stated liquidation preference or common stock conversion price.  As net assets available as of the balance sheet date would be unlikely to result in the payout of the full liquidation preference of $3.8573 to Series A Preferred stockholders, the Company considers the conversion price of $2.9002 to be appropriate in calculating the aggregate liquidation value.